VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 13.1%
Capricorn Metals Ltd. # * ‡	18,913,001	$58,179,187
Evolution Mining Ltd. # † ‡	93,298,097	309,021,453
Gold Road Resources Ltd. # ‡	44,911,724	55,025,139
Newcrest Mining Ltd. #	31,888,466	646,664,011
Newcrest Mining Ltd. (USD) †	3,324,260	67,150,053
Northern Star Resources Ltd. # † ‡	59,277,465	479,925,709
Perseus Mining Ltd. # † ‡	62,789,904	92,561,198
Ramelius Resources Ltd. # ‡	44,149,008	47,938,607
Regis Resources Ltd. # † ‡	38,417,311	61,074,877
Silver Lake Resources Ltd. # * ‡	47,344,597	76,821,399
St Barbara Ltd. # † ‡	36,114,160	38,202,774
West African Resources Ltd. # * ‡	51,964,921	48,881,125
Westgold Resources Ltd. # †	21,657,351	31,491,012
		2,012,936,544
Brazil: 7.0%
Wheaton Precious Metals Corp. (USD) †	16,937,078	805,866,171
Yamana Gold, Inc. (USD) † ‡	48,854,782	272,609,684
		1,078,475,855
Burkina Faso: 0.5%
IAMGOLD Corp. (USD) * ‡	24,280,443	84,495,942
Canada: 41.7%
Agnico Eagle Mines Ltd. (USD) †	17,097,510	1,047,051,512
Alamos Gold, Inc. (USD) ‡	19,946,788	167,951,955
Argonaut Gold, Inc. *	15,920,881	31,228,661
Aya Gold & Silver, Inc. * † ‡	5,328,098	38,050,225
B2Gold Corp. (USD) ‡	53,784,418	246,870,479
Barrick Gold Corp. (USD) †	66,894,845	1,640,930,548
Dundee Precious Metals, Inc. ‡	9,715,559	58,026,556
Endeavour Silver Corp. (USD) * † ‡	8,679,405	40,359,233
Equinox Gold Corp. (USD) * † ‡	15,337,076	126,837,618
First Majestic Silver Corp. (USD) † ‡	13,238,043	174,212,646
Fortuna Silver Mines, Inc. (USD) * † ‡	14,844,038	56,555,785
Franco-Nevada Corp. (USD) †	7,188,000	1,146,629,760
GoGold Resources, Inc. * †	14,169,314	33,238,133
K92 Mining, Inc. * † ‡	11,214,153	82,060,253
Karora Resources, Inc. * † ‡	7,780,630	39,617,955
Kinross Gold Corp. (USD) ‡	65,844,509	387,165,713
New Gold, Inc. (USD) * † ‡	34,667,235	62,401,023
OceanaGold Corp. * † ‡	35,843,595	79,489,819
Osisko Gold Royalties Ltd. (USD) † ‡	8,460,254	111,590,750
Pan American Silver Corp. (USD) ‡	10,712,014	292,437,982
Sandstorm Gold Ltd. (USD) † ‡	9,762,773	78,883,206
Silvercorp Metals, Inc. (USD) † ‡	9,014,493	32,632,465
SSR Mining, Inc. (USD) † ‡	10,809,892	235,115,151
Torex Gold Resources, Inc. * ‡	4,367,843	54,901,833
Victoria Gold Corp. * † ‡	3,187,103	40,570,784
Wesdome Gold Mines Ltd. * ‡	7,135,990	89,639,072
		6,394,449,117
	Number of Shares	Value
China: 3.7%
Zhaojin Mining Industry Co. Ltd. (HKD) # † ‡	132,843,000	$117,012,149
Zijin Mining Group Co. Ltd. (HKD) # ‡	292,086,000	443,044,977
		560,057,126
Egypt: 0.5%
Centamin Plc (GBP) # ‡	58,862,101	70,354,774
Kyrgyzstan: 1.0%
Centerra Gold, Inc. (CAD) ‡	15,128,848	148,859,967
Peru: 0.8%
Cia de Minas Buenaventura SAA (ADR) * † ‡	12,913,879	130,042,762
South Africa: 5.5%
DRDGOLD Ltd. (ADR) † ‡	4,400,684	41,234,409
Gold Fields Ltd. (ADR) † ‡	41,513,553	641,799,529
Harmony Gold Mining Co. Ltd. (ADR) † ‡	31,380,513	157,843,981
		840,877,919
Tanzania: 3.3%
AngloGold Ashanti Ltd. (ADR) ‡	21,278,044	504,076,862
Turkey: 0.7%
Eldorado Gold Corp. (USD) * † ‡	9,297,881	104,229,246
United Kingdom: 2.1%
Endeavour Mining Plc (CAD) † ‡	12,677,592	314,744,908
United States: 20.1%
Coeur Mining, Inc. *	13,071,796	58,169,492
Hecla Mining Co. ‡	27,401,514	180,027,947
Newmont Corp.	29,794,519	2,367,174,535
Royal Gold, Inc. ‡	3,339,989	471,873,646
		3,077,245,620
Total Common Stocks (Cost: $11,640,079,000)		15,320,846,642

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.8% (Cost: $128,669,888)
Money Market Fund: 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio	128,669,888	128,669,888
Total Investments: 100.8% (Cost: $11,768,748,888)		15,449,516,530
Liabilities in excess of other assets: (0.8)%		(120,981,922)
NET ASSETS: 100.0%		$15,328,534,608

1

VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,576,198,391 which represents 16.8% of net assets.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $353,576,183.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	94.5%	$14,473,332,226
Silver	5.5	847,514,416
	100.0%	$15,320,846,642
2